Retirement benefits - Disclosure of income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service cost	£ 122	£ 150	£ 119
Net finance income	(163)	(157)	(222)
Curtailments or Settlements	53	0	0
Other movements	1	1	(1)
Total	£ 13	£ (6)	£ (104)